Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE Small-Cap ETF(a)	1,425,892	$108,724,265

Total Investment Companies — 99.9%
(Cost: $92,321,550)		108,724,265

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	40,000	40,000

Total Short-Term Investments — 0.1%
(Cost: $40,000)		40,000

Total Investments in Securities — 100.0%
(Cost: $92,361,550)		108,764,265

Other Assets, Less Liabilities — 0.0%		49,161
Net Assets—100.0%		$108,813,426

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$—	$(20,000	)(a)	$—	$		$40,000	40,000	$1	$—
iShares MSCI EAFE Small-Cap ETF	98,122,469	9,909,087	(407,816)		(11,911)		1,112,436	108,724,265	1,425,892	—	—
					$(11,911)		$1,112,436	$108,764,265		$1	$—
(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,183,000	USD	9,899,941	MS	11/03/21	$17,020
CHF	205,000	USD	219,924	UBS	11/03/21	3,979
GBP	496,000	USD	668,816	SSB	11/03/21	9,986
HKD	2,261,000	USD	290,481	DB	11/03/21	118
ILS	16,000	USD	4,960	DB	11/03/21	97
NOK	573,000	USD	65,629	BNP	11/03/21	2,198
NOK	22,507,000	USD	2,660,622	CITI	11/03/21	3,581
NZD	1,442,000	USD	1,031,973	BNP	11/03/21	1,352
SEK	5,838,000	USD	667,468	BOA	11/03/21	12,323
SEK	69,053,000	USD	8,040,170	SSB	11/03/21	530
SGD	45,000	USD	33,146	DB	11/03/21	224
USD	19,360	DKK	124,000	BBP	11/03/21	90

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,390	DKK	41,000	BNP	11/03/21	$18
USD	6,556	DKK	42,000	BOA	11/03/21	29
USD	8,870	DKK	57,000	DB	11/03/21	12
USD	1,854,906	DKK	11,895,000	SSB	11/03/21	6,386
USD	218,730	EUR	189,000	JPM	11/03/21	241
USD	22,012,690	EUR	18,983,000	MS	11/03/21	67,919
USD	305,088	EUR	263,000	SSB	11/03/21	1,054
USD	64,535	GBP	47,000	BOA	11/03/21	213
USD	63,299	GBP	46,000	SSB	11/03/21	345
USD	6,561	HKD	51,000	BOA	11/03/21	6
USD	6,428	HKD	50,000	CITI	11/03/21	1
USD	6,558	HKD	51,000	SSB	11/03/21	3
USD	9,573	NOK	80,000	CITI	11/03/21	104
USD	9,379	NOK	79,000	DB	11/03/21	28
USD	29,403	SEK	252,000	BBP	11/03/21	59
USD	6,675	SGD	9,000	SSB	11/03/21	1
JPY	3,453,594,000	USD	30,288,042	SSB	11/04/21	13,701
USD	29,312,257	JPY	3,270,222,000	BOA	11/04/21	619,415
USD	103,321	JPY	11,516,000	CITI	11/04/21	2,280
USD	107,787	JPY	11,994,000	JPM	11/04/21	2,552
USD	1,595,778	JPY	178,013,000	SSB	11/04/21	33,896
AUD	23,000	USD	17,299	MS	12/03/21	5
JPY	85,590,000	USD	750,807	UBS	12/03/21	315
NZD	13,000	USD	9,300	JPM	12/03/21	12
USD	142,384	CHF	130,000	DB	12/03/21	284
USD	80,901	CHF	74,000	JPM	12/03/21	14
USD	5,700,895	CHF	5,205,000	MS	12/03/21	11,451
USD	49,810	DKK	320,000	DB	12/03/21	50
USD	1,842,642	DKK	11,838,000	MS	12/03/21	1,823
USD	17,572	DKK	113,000	SOC	12/03/21	—
USD	570,858	EUR	493,000	BBP	12/03/21	598
USD	21,896,362	EUR	18,910,000	SSB	12/03/21	22,897
USD	94,521	GBP	69,000	JPM	12/03/21	89
USD	18,751,956	GBP	13,680,000	SSB	12/03/21	29,652
USD	38,568	HKD	300,000	JPM	12/03/21	7
USD	1,833,675	HKD	14,263,000	SSB	12/03/21	339
USD	74,767	ILS	236,000	DB	12/03/21	176
USD	2,427,727	ILS	7,663,000	SSB	12/03/21	5,724
USD	164,876	JPY	18,778,000	JPM	12/03/21	84
USD	16,456	NOK	139,000	JPM	12/03/21	5
USD	7,415	SGD	10,000	SSB	12/03/21	—
						873,286
CHF	5,205,000	USD	5,696,451	MS	11/03/21	(11,508)
DKK	321,000	USD	50,058	BNP	11/03/21	(173)
DKK	11,838,000	USD	1,841,565	MS	11/03/21	(1,903)
EUR	18,910,000	USD	21,883,598	SSB	11/03/21	(23,216)
EUR	525,000	USD	608,807	UBS	11/03/21	(1,895)
GBP	13,680,000	USD	18,751,737	SSB	11/03/21	(29,942)
HKD	14,263,000	USD	1,833,521	SSB	11/03/21	(344)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	7,663,000	USD	2,427,422	SSB	11/03/21	$(5,751)
SGD	2,497,000	USD	1,851,690	SSB	11/03/21	(11)
USD	9,526,934	AUD	13,183,000	MS	11/03/21	(390,027)
USD	19,405	CHF	18,000	BOA	11/03/21	(255)
USD	20,587	CHF	19,000	JPM	11/03/21	(165)
USD	5,764,429	CHF	5,373,000	SSB	11/03/21	(104,006)
USD	262,042	GBP	194,000	JPM	11/03/21	(3,457)
USD	18,728,735	GBP	13,889,000	SSB	11/03/21	(279,087)
USD	6,294	HKD	49,000	CITI	11/03/21	(4)
USD	1,927	HKD	15,000	JPM	11/03/21	(1)
USD	6,422	HKD	50,000	SSB	11/03/21	(4)
USD	2,088,643	HKD	16,258,000	UBS	11/03/21	(944)
USD	81,224	ILS	262,000	BNP	11/03/21	(1,573)
USD	8,368	ILS	27,000	BOA	11/03/21	(165)
USD	2,266,263	ILS	7,310,000	JPM	11/03/21	(43,852)
USD	24,845	ILS	80,000	SSB	11/03/21	(437)
USD	44,988	NOK	392,000	JPM	11/03/21	(1,414)
USD	2,580,494	NOK	22,529,000	SSB	11/03/21	(86,314)
USD	10,476	NZD	15,000	BOA	11/03/21	(273)
USD	12,415	NZD	18,000	DB	11/03/21	(484)
USD	968,401	NZD	1,404,000	JPM	11/03/21	(37,693)
USD	3,575	NZD	5,000	SSB	11/03/21	(8)
USD	8,376,947	SEK	73,271,000	BNP	11/03/21	(154,908)
USD	56,251	SEK	488,000	CITI	11/03/21	(573)
USD	27,416	SEK	240,000	JPM	11/03/21	(530)
USD	73,078	SEK	640,000	SSB	11/03/21	(1,446)
USD	6,658	SGD	9,000	BBP	11/03/21	(16)
USD	1,859,087	SGD	2,524,000	SSB	11/03/21	(12,614)
JPY	30,021,000	USD	269,404	JPM	11/04/21	(6,001)
USD	103,849	JPY	11,870,000	BOA	11/04/21	(298)
GBP	204,000	USD	279,642	BBP	12/03/21	(449)
HKD	33,000	USD	4,242	JPM	12/03/21	(1)
USD	10,173,244	AUD	13,543,000	MS	12/03/21	(15,711)
USD	123,765	EUR	107,000	MS	12/03/21	(3)
USD	18,326	ILS	58,000	SSB	12/03/21	(5)
USD	30,294,020	JPY	3,453,594,000	SSB	12/03/21	(14,069)
USD	2,660,040	NOK	22,507,000	CITI	12/03/21	(3,616)
USD	101,167	NOK	856,000	MS	12/03/21	(139)
USD	1,031,507	NZD	1,442,000	BNP	12/03/21	(1,391)
USD	2,864	NZD	4,000	SSB	12/03/21	(1)
USD	414,355	SEK	3,558,000	DB	12/03/21	(52)
USD	131,098	SEK	1,126,000	JPM	12/03/21	(49)
USD	8,042,061	SEK	69,053,000	SSB	12/03/21	(671)
USD	19,277	SGD	26,000	DB	12/03/21	(1)
USD	1,851,428	SGD	2,497,000	SSB	12/03/21	(8)
						(1,237,458)
	Net unrealized depreciation					$(364,172)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$108,724,265	—	$—	$108,724,265
Money Market Funds	40,000	—	—	40,000
	$108,764,265	—	$—	$108,764,265
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$873,286	$—	$873,286
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,237,458)	—	(1,237,458)
	$—	$(364,172)	$—	$(364,172)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale
BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
DB	Deutsche Bank AG London

JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK.	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

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